4. Loan Servicing	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
4. Loan Servicing

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage loans serviced for others were $198,438,802 and $201,405,241 at December 31, 2012 and 2011, respectively. Net gain realized on the sale of loans was $1,375,689 and $792,303 for the years ended December 31, 2012 and 2011, respectively.

Changes in mortgage servicing rights for the years ended December 31 are summarized as follows:

	December 31,	December 31,
	2012	2011

Balance at beginning of year	$1,097,442	$1,076,708
Mortgage servicing rights capitalized	406,807	355,730
Mortgage servicing rights amortized	(409,584)	(346,165)
Change in valuation allowance	(85,042)	11,169
Balance at end of year	$1,009,623	$1,097,442